REPORTABLE BUSINESS SEGMENTS	12 Months Ended
Mar. 31, 2021
REPORTABLE BUSINESS SEGMENTS
REPORTABLE BUSINESS SEGMENTS

16.REPORTABLE BUSINESS SEGMENTS

Just Energy’s reportable segments are the Mass Market segment and the Commercial segment.

The chief operating decision maker monitors the operational results of the Mass Market and Commercial segments for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on certain non-IFRS measures such as Base EBITDA, Base gross margin and Embedded gross margin as defined in the Company’s Management Discussion and Analysis.

Transactions between segments are in the normal course of operations and are recorded at the exchange amount.

Corporate and shared services report the costs related to management oversight of the business units, public reporting and filings, corporate governance and other shared services functions.

For the year ended March 31, 2021:

			Corporate
			and shared
	Mass Market	Commercial	services	Consolidated

Sales	$1,530,617	$1,209,420	$—	$2,740,037
Cost of goods sold	2,915,079	1,597,087	—	4,512,166
Gross margin	(1,384,462)	(387,667)	—	(1,772,129)
Depreciation and amortization	20,342	3,587	—	23,929
Administrative expenses	35,403	16,673	90,315	142,391
Selling and marketing expenses	107,932	71,589	—	179,521
Other operating expenses	29,898	10,854	—	40,752
Segment loss	$(1,578,037)	$(490,370)	$(90,315)	$(2,158,722)
Finance costs	—	—	—	(86,620)
Restructuring costs	—	—	—	(7,118)
Gain on Recapitalization transaction, net	—	—	—	51,360
Unrealized gain on derivative instruments and other	—	—	—	91,736
Realized gain on derivative instruments	—	—	—	1,877,339
Impairment of goodwill, intangible assets and other	—	—	—	(114,990)
Other expense, net	—	—	—	(1,951)
Reorganization costs	—	—	—	(41,623)
Provision for income taxes	—	—	—	(2,308)
Loss from continuing operations	—	—	—	(392,897)
Profit from discontinued operations	—	—	—	468
Loss for the year	—	—	—	$(392,429)

Capital expenditures	$10,382	$1,173	$—	$11,555

As at March 31, 2021
Total goodwill	$163,770	$—	$—	$163,770

For the year ended March 31, 2020:

			Corporate
			and shared
	Mass Market	Commercial	services	Consolidated
Sales	$1,757,245	$1,396,407	$—	$3,153,652
Cost of goods sold	1,285,122	1,232,177		2,517,299
Gross margin	472,123	164,230	—	636,353
Depreciation and amortization	38,224	3,424	—	41,648
Administrative expenses	37,780	20,262	109,894	167,936
Selling and marketing expenses	141,548	79,272	—	220,820
Other operating expenses	84,271	8,029	—	92,300
Segment profit (loss)	$170,300	$53,243	$(109,894)	$113,649
Finance costs	—	—	—	(106,945)
Unrealized loss on derivative instruments and other	—	—	—	(213,417)
Realized loss of derivative instruments	—	—	—	(24,386)
Other income, net	—	—	—	32,660
Impairment of goodwill, intangible assets and other	—	—	—	(92,401)
Provision for income taxes	—	—	—	7,393
Loss from continuing operations	—	—	—	$(298,233)
Loss from discontinued operations	—	—	—	(11,426)
Loss for the year	—	—	—	(309,659)

As at March 31, 2020
Total goodwill	$172,429	$100,263	$—	$272,692

For the year ended March 31, 2019

			Corporate
			and shared
	Mass Market	Commercial	services	Consolidated

Sales	$2,010,054	$1,431,338	$—	$3,441,392
Cost of goods sold	1,523,090	1,239,731		2,762,821
Gross margin	486,964	191,607	—	678,571
Depreciation and amortization	24,906	2,289	—	27,195
Administrative expenses	42,573	32,377	90,378	165,328
Selling and marketing expenses	142,560	69,178	—	211,738
Restructuring costs	2,741	3,289	8,814	14,844
Other operating expenses	123,798	5,406	—	129,204
Segment profit (loss)	$150,386	$79,068	$(99,192)	$130,262
Finance costs				(87,779)
Unrealized loss on derivative instruments and other				(87,459)
Realized loss on derivative instruments				(83,776)
Other income, net				2,312
Provision for income taxes				11,832
Loss from continuing operations				$(138,272)
Loss from discontinued operations				(128,259)
Loss for the year				(266,531)

Capital expenditures	$39,474	$4,068	$—	$43,542

As at March 31, 2019
Total goodwill	$181,358	$158,563	$—	$339,921

Sales from external customers

The revenue is based on the location of the customer.

	As at	As at	As at
	March 31, 2021	March 31, 2020	March 31, 2019
Canada	$303,666	$509,910	$613,944
U.S.	2,436,371	2,643,742	2,827,449
Total	$2,740,037	$3,153,652	$3,441,393

Non-current assets

Non-current assets by geographic segment consist of property and equipment and intangible assets and are summarized as follows:

	As at March 31, 2021	As at March 31, 2020
Canada	$178,802	$233,678
U.S.	73,518	166,074
Total	$252,320	$399,752